Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

(2) Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).